Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

The following table provides the components of and changes in the carrying amount of Goodwill:
(MILLIONS OF DOLLARS)	Primary Care		Specialty Care and Oncology	Established Products and Emerging Markets	Other Operating Segments(a)	Total
Balance, January 1, 2011	$6,050	—	$16,659	$18,274	$2,449	$43,432
Additions(b)	129		300	321	55	805
Other(c)	50		138	151	(7)	332
Balance, December 31, 2011	6,229		17,097	18,746	2,497	44,569
Additions(d)	—		—	91	514	605
Other(c)	(77)		(212)	(234)	21	(502)
Balance, December 31, 2012	$6,152		$16,885	$18,603	$3,032	$44,672

(a)	Reflects amounts associated with Animal Health and Consumer Healthcare.

(b)	Primarily reflects the acquisition of King (see Note 2A. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Acquisitions).

(c)	Primarily reflects the impact of foreign exchange.

(d)	Related to our acquisitions of Ferrosan, Alacer and NextWave (see Note 2A. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Acquisitions).

Schedule of Finite Lived And Indefinite Lived Intangible Assets

The following table provides the components of Identifiable intangible assets:
	December 31, 2012			December 31, 2011
(MILLIONS OF DOLLARS)	Gross Carrying Amount	Accumulated Amortization	Identifiable Intangible Assets, less Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization	Identifiable Intangible Assets, less Accumulated Amortization
Finite-lived intangible assets
Developed technology rights	$73,112	$(37,069)	$36,043	$72,678	$(31,922)	$40,756
Brands	1,873	(781)	1,092	1,678	(687)	991
License agreements and other	1,085	(793)	292	1,048	(577)	471
	76,070	(38,643)	37,427	75,404	(33,186)	42,218
Indefinite-lived intangible assets
Brands	7,828	—	7,828	7,694	—	7,694
In-process research and development	688	—	688	1,200	—	1,200
Trademarks/Tradenames	70	—	70	72	—	72
	8,586	—	8,586	8,966	—	8,966
Identifiable intangible assets(a)	$84,656	$(38,643)	$46,013	$84,370	$(33,186)	$51,184

(a)
The decrease is primarily related to amortization, as well as impairment charges (see Note 4. Other Deductions—Net), partially offset by the assets acquired as part of the acquisitions of NextWave, Ferrosan and Alacer (see Note 2A. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Acquisitions).

Schedule of Expected Amortization Expense

The following table provides the annual amortization expense expected for the years 2013 through 2017:
(MILLIONS OF DOLLARS)	2013	2014	2015	2016	2017
Amortization expense	$4,804	$4,145	$3,735	$3,488	$3,373